Concentration of Customers - Schedule of Revenues from Customers (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenues	$ 191,602	$ 185,574	$ 198,938	$ 194,255	$ 176,110	$ 178,946	$ 161,578	$ 149,739	$ 95,589	$ 754,877	$ 585,852	$ 320,747
Sales Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 191,602				$ 176,110					$ 754,877	$ 585,852	$ 320,747
Percentage of Total	100.00%				100.00%					100.00%	100.00%	100.00%
Sales Revenues [Member] | GE [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 84,910				$ 96,151					$ 379,941	$ 312,495	$ 234,795
Percentage of Total	44.30%				54.60%					50.30%	53.30%	73.20%
Sales Revenues [Member] | Vestas [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 44,322				$ 29,941					$ 152,106	$ 50,031
Percentage of Total	23.20%				17.00%					20.10%	8.50%
Sales Revenues [Member] | Nordex Group [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 33,559				$ 29,664					$ 131,775	$ 154,927	$ 69,383
Percentage of Total	17.50%				16.80%					17.50%	26.50%	21.60%
Sales Revenues [Member] | Gamesa [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 26,262				$ 18,137					$ 81,463	$ 60,544	$ 13,501
Percentage of Total	13.70%				10.30%					10.80%	10.30%	4.20%
Sales Revenues [Member] | Other [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 2,549				$ 2,217					$ 9,592	$ 7,855	$ 3,068
Percentage of Total	1.30%				1.30%					1.30%	1.40%	1.00%